DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt, gross	$ 1,105,734		$ 967,146
Bank overdrafts	25,404		11,443
Finance lease obligations	47,332		74,018
Unamortized debt discounts and debt issuance costs	(7,815)		(9,531)
Total debt, net	1,097,919		957,615
Current maturities, net of unamortized debt discounts and debt issuance costs	(73,639)		(80,097)
Bank overdrafts	(25,404)		(11,443)
Long-term debt, net	$ 998,876		$ 866,075
Weighted average discount rate of finance lease obligations	5.60%		5.50%
Net cash (used in) provided by investing activities - continuing operations	$ (46,225)	$ 79,350
Lender and Third Party Refinancing Fees	5,300
Line of Credit | Corporate Revolving Credit Facility
Debt Instrument [Line Items]
Total debt, gross	252,228		$ 18,999
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Total debt, gross	$ 68,495		$ 34,717
Weighted average interest rate	5.60%		5.60%
Loans Payable | Term Loan Facilities
Debt Instrument [Line Items]
Total debt, gross	$ 600,000		$ 703,700
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Total debt, gross	52,716		60,068
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Total debt, gross	$ 59,559		$ 64,201